Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 16,649	kr 10,314
Contingent liabilities
Guarantee commitments	3,137	3,360
Commitments
Committed undisbursed loans	53,984	72,914
Binding offers	kr 1,061	kr 1,211